Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [Abstract]
Cash and cash equivalents

9. Cash and cash equivalents

	2026	2025
	US$	US$
Bank balances	3,938,121	6,919,869

As of March 31, 2026 and 2025, the cash and cash equivalents of US$795,318 (2025: US$661,912) are denominated in HK$, while US$3,142,803 (2025: US$6,257,957) are denominated in US$.